COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

The future minimum lease payments due subsequent to September 30, 2012 under all non-cancelable operating leases for the next five years are as follows:

As of September 30,	Amount
2013	$246,296
2014	246,575
2015	41,096
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$533,967